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C000016960
Account Value [Line Items]
Line Graph and Table Measure Name													M Capital Appreciation Fund
Accumulated Value	$ 10,000	$ 9,117	$ 9,475	$ 10,183	$ 10,155	$ 10,350	$ 10,247	$ 11,133	$ 11,464	$ 11,616	$ 11,137	$ 11,935		$ 12,106	$ 12,495	$ 12,755	$ 12,854	$ 13,003	$ 13,016	$ 13,218	$ 13,433	$ 13,315	$ 13,879	$ 14,177	$ 14,404	$ 14,408	$ 14,865	$ 14,238	$ 14,026	$ 13,823	$ 14,657	$ 14,630	$ 14,882	$ 15,711	$ 15,420	$ 13,649	$ 13,954	$ 12,370	$ 13,891	$ 14,628	$ 14,248	$ 14,816	$ 13,429	$ 14,585	$ 14,762	$ 14,096	$ 14,503	$ 14,715	$ 15,493	$ 15,939	$ 15,328	$ 13,864	$ 10,225	$ 11,956	$ 13,075	$ 13,533	$ 14,386	$ 14,896	$ 14,418	$ 14,735	$ 17,190	$ 18,764	$ 18,836	$ 20,440	$ 20,616	$ 21,386	$ 21,497	$ 21,442	$ 21,297	$ 21,573	$ 20,888	$ 21,751	$ 21,198	$ 22,092	$ 20,547	$ 20,867	$ 21,085	$ 18,970	$ 19,259	$ 17,088	$ 18,931	$ 18,311	$ 16,291	$ 18,045	$ 19,325	$ 18,085	$ 20,557	$ 20,001	$ 19,445	$ 18,975	$ 19,129	$ 21,389	$ 22,200	$ 21,510	$ 19,922	$ 18,283	$ 20,181	$ 22,346	$ 21,431	$ 22,849	$ 23,882	$ 22,446	$ 23,416	$ 22,968	$ 24,587	$ 24,312	$ 24,834	$ 24,349	$ 26,535	$ 24,568	$ 25,767	$ 23,788	$ 21,659	$ 21,369	$ 23,228	$ 25,077	$ 25,627	$ 26,696	$ 27,096	$ 28,386	$ 28,805	$ 29,004
C000016958
Account Value [Line Items]
Line Graph and Table Measure Name													M International Equity Fund
Accumulated Value	10,000	9,432	9,414	10,044	10,258	10,160	9,849	10,284	10,275	10,417	10,124	9,893		9,995	10,300	10,426	10,840	11,199	11,541	11,611	11,899	11,800	12,079	12,079	12,187	12,399	13,165	12,280	12,271	12,380	12,262	12,179	12,344	11,796	11,659	10,454	10,445	9,848	10,582	10,750	10,796	11,075	10,462	11,069	10,828	10,540	10,856	11,265	11,348	11,850	11,373	10,505	8,730	9,436	9,818	10,209	10,648	11,125	10,915	10,705	12,146	12,904	12,866	13,253	13,592	14,018	14,511	14,377	14,261	14,474	14,019	14,329	13,699	14,330	14,003	13,745	13,675	12,862	13,080	11,910	12,337	11,861	10,661	11,057	12,525	12,301	13,301	12,842	13,117	13,331	12,831	13,407	13,938	13,428	13,040	12,539	13,540	14,270	13,986	14,354	14,763	14,532	15,131	14,936	15,325	15,662	15,999	15,231	15,189	14,834	15,224	15,451	15,570	15,992	16,869	17,572	17,507	18,189	18,730	18,924	19,141	19,646
C000016961
Account Value [Line Items]
Line Graph and Table Measure Name													M Large Cap Growth Fund
Accumulated Value	10,000	9,211	8,970	9,603	9,464	9,778	9,427	9,979	9,983	10,184	9,848	9,880		9,768	10,247	10,629	10,839	11,250	11,734	11,946	12,568	12,891	12,842	13,248	13,518	13,575	14,811	14,248	13,841	13,886	14,520	14,422	14,564	14,917	14,870	13,474	14,048	12,903	14,263	14,873	15,280	15,935	14,975	15,975	16,333	16,015	15,685	16,071	16,889	17,559	17,949	16,811	15,177	17,308	18,326	19,108	20,247	22,025	21,075	20,655	21,885	22,633	22,369	23,133	23,316	25,073	24,945	26,379	26,725	27,626	25,998	27,771	26,926	27,498	25,630	24,234	24,997	22,245	22,099	20,572	22,446	21,622	19,664	20,689	21,866	20,511	21,890	21,165	22,262	22,368	23,093	23,963	24,774	25,148	23,597	23,259	25,816	27,082	28,386	30,520	31,145	29,225	30,763	33,240	32,045	32,512	33,035	32,867	34,473	33,987	35,065	33,936	30,969	31,647	34,829	37,059	38,326	38,420	40,113	41,277	40,466	40,653
C000016959
Account Value [Line Items]
Line Graph and Table Measure Name													M Large Cap Value Fund
Accumulated Value	10,000	9,089	9,056	9,708	9,749	9,733	9,607	9,916	10,008	10,075	9,950	10,610		10,964	11,006	11,364	11,185	11,151	11,134	11,304	11,551	11,466	11,789	12,061	12,512	12,608	13,042	12,318	12,237	12,318	12,481	12,420	12,866	13,130	12,994	12,037	12,292	11,086	12,018	12,309	12,249	12,690	11,828	12,706	12,726	12,255	12,656	12,776	13,198	13,472	13,156	11,704	9,599	10,746	11,051	10,976	11,295	11,690	11,434	11,168	12,553	13,046	13,057	13,892	15,021	15,661	16,172	15,901	15,955	16,324	15,847	16,650	15,966	16,960	16,850	16,718	17,060	16,266	16,707	15,260	16,030	15,717	14,401	16,398	17,446	16,714	17,470	16,868	16,502	16,608	15,793	16,844	17,516	17,132	16,676	16,040	17,024	17,985	18,304	18,880	20,131	19,273	19,874	19,661	20,814	21,304	21,451	21,488	22,935	21,336	22,479	22,615	22,098	21,145	21,730	22,564	22,742	23,728	24,097	23,878	24,782	25,029
M Financial Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	9,504	9,492	10,135	10,175	10,358	10,385	10,768	10,783	10,785	10,588	10,981		11,198	11,410	11,863	11,877	12,000	12,168	12,244	12,496	12,534	12,792	13,091	13,492	13,642	14,424	13,892	13,539	13,591	13,918	14,004	14,525	14,998	15,084	14,053	14,339	13,044	14,090	14,542	14,825	15,425	14,445	15,463	15,685	15,436	15,725	16,066	16,649	17,152	17,145	15,733	13,790	15,558	16,299	16,623	17,560	18,823	18,107	17,626	19,555	20,307	20,102	20,656	21,561	22,712	22,870	23,404	23,960	24,689	23,541	25,190	25,015	26,136	24,784	24,042	24,935	22,760	22,802	20,920	22,849	21,917	19,898	21,509	22,711	21,403	22,748	22,193	23,007	23,367	23,468	25,019	25,823	25,411	24,200	23,691	25,855	27,029	27,483	28,951	29,882	28,662	30,083	31,162	31,543	32,308	32,998	32,699	34,618	33,793	34,732	34,281	32,351	32,131	34,152	35,678	36,477	37,218	38,576	39,479	39,578	39,827
M Financial Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI ex USA Index
Accumulated Value	10,000	9,308	9,220	9,977	10,242	10,083	9,909	10,408	10,461	10,608	10,437	10,186		10,441	10,815	11,003	11,275	11,529	11,895	11,934	12,371	12,446	12,682	12,920	13,038	13,345	14,075	13,427	13,203	13,405	13,121	12,858	13,135	12,880	12,908	11,830	11,930	11,375	12,239	12,481	12,548	12,872	12,184	12,892	12,745	12,355	12,670	13,122	13,252	13,836	13,456	12,369	10,500	11,356	11,769	12,281	12,837	13,425	13,116	12,825	14,557	15,374	15,400	15,739	15,954	16,460	16,956	16,847	16,629	16,955	16,416	16,788	16,021	16,685	16,008	15,707	15,751	14,758	14,830	13,502	14,009	13,570	12,193	12,562	14,005	13,918	15,029	14,522	14,832	15,084	14,553	15,185	15,824	15,147	14,656	14,021	15,296	16,093	15,917	16,286	16,789	16,496	16,982	16,943	17,371	17,841	18,329	17,421	17,275	16,935	17,553	17,737	17,712	18,378	19,268	19,961	19,918	20,631	21,330	21,707	21,725	22,340
M Financial Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	9,504	9,492	10,135	10,175	10,358	10,385	10,768	10,783	10,785	10,588	10,981		11,198	11,410	11,863	11,877	12,000	12,168	12,244	12,496	12,534	12,792	13,091	13,492	13,642	14,424	13,892	13,539	13,591	13,918	14,004	14,525	14,998	15,084	14,053	14,339	13,044	14,090	14,542	14,825	15,425	14,445	15,463	15,685	15,436	15,725	16,066	16,649	17,152	17,145	15,733	13,790	15,558	16,299	16,623	17,560	18,823	18,107	17,626	19,555	20,307	20,102	20,656	21,561	22,712	22,870	23,404	23,960	24,689	23,541	25,190	25,015	26,136	24,784	24,042	24,935	22,760	22,802	20,920	22,849	21,917	19,898	21,509	22,711	21,403	22,748	22,193	23,007	23,367	23,468	25,019	25,823	25,411	24,200	23,691	25,855	27,029	27,483	28,951	29,882	28,662	30,083	31,162	31,543	32,308	32,998	32,699	34,618	33,793	34,732	34,281	32,351	32,131	34,152	35,678	36,477	37,218	38,576	39,479	39,578	39,827
M Financial Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000 Index
Accumulated Value	10,000	9,462	9,459	10,118	10,173	10,351	10,375	10,770	10,784	10,793	10,582	10,999		11,206	11,431	11,874	11,881	12,007	12,160	12,245	12,488	12,527	12,794	13,087	13,486	13,636	14,385	13,857	13,542	13,588	13,935	14,025	14,509	15,009	15,066	14,000	14,285	12,984	14,072	14,549	14,802	15,400	14,418	15,431	15,670	15,383	15,650	15,982	16,586	17,064	17,083	15,687	13,614	15,413	16,226	16,585	17,556	18,845	18,156	17,718	19,805	20,642	20,472	21,065	21,861	23,038	23,147	23,727	24,220	24,921	23,777	25,426	25,085	26,101	24,630	23,954	24,762	22,555	22,521	20,635	22,556	21,690	19,683	21,262	22,412	21,109	22,524	21,988	22,684	22,965	23,072	24,630	25,477	25,032	23,855	23,279	25,453	26,709	27,082	28,544	29,459	28,206	29,534	30,511	30,957	31,691	32,368	32,142	34,211	33,258	34,315	33,715	31,763	31,572	33,586	35,286	36,069	36,827	38,105	38,928	39,021	39,036
M Financial Index: Russell 2500 Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500 Stock Index
Accumulated Value	10,000	9,203	9,268	10,040	10,188	10,403	10,399	10,941	11,029	11,082	10,632	11,536		11,760	11,924	12,211	12,202	12,296	12,159	12,463	12,592	12,487	13,054	13,255	13,691	13,737	14,156	13,574	13,704	13,738	14,383	14,487	14,766	15,400	15,166	13,626	13,885	12,363	13,786	14,437	14,318	14,820	13,766	14,741	14,895	14,298	14,551	14,830	15,467	15,794	15,473	14,176	11,100	12,715	13,654	14,049	14,609	15,271	14,876	15,146	17,614	18,954	19,419	20,686	21,026	21,868	21,914	22,173	21,784	22,278	21,577	22,635	21,691	22,403	20,538	20,769	21,099	19,301	19,366	17,516	19,328	18,815	17,022	18,656	19,443	18,287	20,115	19,642	18,905	18,659	18,333	19,894	20,883	20,063	18,943	17,792	19,394	21,472	20,911	22,048	22,958	21,420	22,311	21,976	23,609	23,548	23,899	23,676	26,006	24,045	24,896	23,729	22,241	21,783	23,088	24,152	24,618	25,910	26,325	26,501	26,886	26,921
M Financial Index: MSCI ACWI ex USA IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI ex USA IMI Index
Accumulated Value	10,000	9,320	9,213	9,963	10,225	10,052	9,898	10,388	10,454	10,583	10,430	10,189		10,450	10,820	10,992	11,271	11,512	11,886	11,923	12,362	12,427	12,658	12,896	13,001	13,291	14,031	13,370	13,134	13,344	13,036	12,791	13,097	12,823	12,881	11,833	11,946	11,405	12,267	12,507	12,582	12,914	12,221	12,957	12,800	12,405	12,723	13,167	13,283	13,859	13,486	12,420	10,622	11,427	11,801	12,334	12,884	13,436	13,105	12,824	14,548	15,334	15,368	15,672	15,869	16,336	16,847	16,739	16,463	16,776	16,239	16,627	15,878	16,534	15,925	15,610	15,635	14,653	14,758	13,488	13,950	13,501	12,152	12,515	13,993	13,888	15,015	14,488	14,842	15,100	14,551	15,204	15,822	15,107	14,630	14,027	15,289	16,058	15,898	16,301	16,810	16,508	16,986	16,969	17,363	17,858	18,338	17,438	17,279	16,944	17,627	17,872	17,831	18,474	19,320	19,975	19,917	20,609	21,351	21,782	21,775	22,423
M Financial Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000 Growth Index
Accumulated Value	10,000	9,442	9,438	10,074	9,982	10,176	10,136	10,615	10,562	10,602	10,353	10,579		10,710	11,071	11,530	11,663	11,931	12,241	12,209	12,533	12,762	12,927	13,428	13,835	13,943	14,930	14,538	14,140	14,190	14,812	14,954	15,395	16,237	16,329	14,869	15,026	13,733	14,968	15,504	15,945	16,665	15,611	16,684	17,061	16,929	16,931	17,408	18,181	18,731	19,151	17,847	16,091	18,472	19,713	20,571	22,154	24,441	23,291	22,498	24,802	25,944	25,752	25,746	26,189	27,971	27,584	29,315	30,281	31,413	29,654	32,222	32,419	33,105	30,263	28,977	30,111	26,475	25,859	23,811	26,669	25,425	22,953	24,295	25,402	23,457	25,412	25,110	26,827	27,091	28,326	30,263	31,283	31,002	29,316	28,899	32,049	33,468	34,303	36,643	37,288	35,707	37,846	40,397	39,710	40,536	41,684	41,546	44,242	44,632	45,515	43,881	40,187	40,898	44,517	47,357	49,148	49,698	52,337	54,237	53,255	52,918
M Financial Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000 Value Index
Accumulated Value	$ 10,000	$ 9,483	$ 9,481	$ 10,164	$ 10,378	$ 10,539	$ 10,630	$ 10,939	$ 11,023	$ 11,001	$ 10,830	$ 11,449		$ 11,736	$ 11,820	$ 12,244	$ 12,120	$ 12,096	$ 12,085	$ 12,281	$ 12,444	$ 12,299	$ 12,663	$ 12,756	$ 13,147	$ 13,339	$ 13,854	$ 13,193	$ 12,960	$ 13,004	$ 13,081	$ 13,114	$ 13,633	$ 13,834	$ 13,862	$ 13,143	$ 13,535	$ 12,235	$ 13,188	$ 13,610	$ 13,697	$ 14,182	$ 13,270	$ 14,222	$ 14,340	$ 13,918	$ 14,415	$ 14,617	$ 15,069	$ 15,483	$ 15,150	$ 13,682	$ 11,344	$ 12,620	$ 13,052	$ 12,965	$ 13,478	$ 14,035	$ 13,690	$ 13,511	$ 15,329	$ 15,916	$ 15,771	$ 16,724	$ 17,708	$ 18,417	$ 18,847	$ 18,631	$ 18,780	$ 19,152	$ 18,486	$ 19,425	$ 18,740	$ 19,922	$ 19,458	$ 19,232	$ 19,775	$ 18,659	$ 19,022	$ 17,360	$ 18,512	$ 17,960	$ 16,385	$ 18,065	$ 19,194	$ 18,421	$ 19,375	$ 18,692	$ 18,606	$ 18,887	$ 18,158	$ 19,364	$ 20,045	$ 19,504	$ 18,752	$ 18,090	$ 19,454	$ 20,532	$ 20,553	$ 21,311	$ 22,376	$ 21,421	$ 22,100	$ 21,892	$ 23,011	$ 23,628	$ 23,956	$ 23,693	$ 25,206	$ 23,482	$ 24,570	$ 24,670	$ 23,984	$ 23,253	$ 24,069	$ 24,892	$ 25,034	$ 25,833	$ 26,218	$ 26,333	$ 27,034	$ 27,215